SCHEDULE OF CONVERTIBLE DEBENTURES (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Convertible Promissory Notes Payable
Convertible notes payable – fixed conversion price	$ 129,000	$ 244,000	$ 244,000
Convertible notes payable – variable conversion price		628,720	733,614
Less: loan discounts	(31,180)		(153,000)
Total convertible notes, net	$ 97,820	$ 872,720	$ 824,614	$ 866,624